Investments , Other Disclosures (Detail) (USD $) In Millions, unless otherwise specified	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013
Investments [Abstract]
Aggregate carrying amount of investments in equity and other securities that are accounted for using the cost or equity method	$ 618	$ 666	$ 549